Significant Events - Additional Information (Detail) $ in Millions, in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 28, 2020	Mar. 18, 2020	Jan. 22, 2020 CLP ($) shares	Jan. 31, 2022	Jun. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($) installment	Dec. 31, 2019 CLP ($) $ / shares	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of subsidiaries [line items]
Percentage of dividend on profit						30.00%	30.00%		30.00%	30.00%
Rescheduled installments							$ 398,086
Distribution of dividends									$ 127,065	$ 51,614
Proportion of ownership interest in associate						23.63%	23.63%
Impairments							$ 651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill							765,736
Impact of Goodwill Impairment Attributable to Non Controlling Interest					$ 10,238		10,238
Impact of Goodwill Impairment Attributable to Parent					720,951		720,951
Guarantee Fund for Small and Medium Sized Entrepreneurs [Member]
Disclosure of subsidiaries [line items]
Loans and advances to customers							$ 803,080
Threshold Percentage of Guaranteed Amount of Sales	5.00%
Nexus S.A [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				1.9148%
Proportion of ownership interest in associate				14.8148%		14.8148%	14.8148%		12.90%
Bottom of Range [Member]
Disclosure of subsidiaries [line items]
Number of Installments | installment							1
Bottom of Range [Member] | Guarantee Fund for Small and Medium Sized Entrepreneurs [Member]
Disclosure of subsidiaries [line items]
Percentage of Guarantee Based on Sales	60.00%
Top of Range [Member]
Disclosure of subsidiaries [line items]
Number of Installments | installment							6
Top of Range [Member] | Guarantee Fund for Small and Medium Sized Entrepreneurs [Member]
Disclosure of subsidiaries [line items]
Percentage of Guarantee Based on Sales	85.00%
Chile [member]
Disclosure of subsidiaries [line items]
Impairments					412,356		$ 412,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill							412,356
Colombia [member]
Disclosure of subsidiaries [line items]
Impairments					239,469		239,469
Impairment loss on Goodwill Net of Deferred Taxes					79,364
Impairment loss recognised in profit or loss, intangible assets other than goodwill					$ 113,911	113,911	353,380
ITAÚ CORPBANCA COLOMBIA
Disclosure of subsidiaries [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill							$ 113,138
Major business combination [member] | Nexus S.A [member]
Disclosure of subsidiaries [line items]
Number of shares acquired | shares			79,577
Increase (decrease) in ownership interest			1.9148%
Proportion of ownership interest in associate			14.8148%
Investments in associates			$ 338
Itau Corpbanca [member]
Disclosure of subsidiaries [line items]
Dividend payables								$ 127,065	$ 127,065
Dividends payable per share | $ / shares								$ 0.2479770771
Proportion for distribution of dividend		100.00%